CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
Allowance for doubtful accounts (in dollars)	$ 22,500	$ 19,900	$ 10,400
Accounts payable due to related parties (in dollars)	181,100	156,000	60,800
Accured compensation liability related party (in dollars)	195,700	189,200	81,200
Accrued consulting fees liability related party (in dollars)	63,000	45,000	27,000
Discounts on senior secured convertible promissory notes (in dollars)	0	155,700	1,023,900
Discounts on subordinated unsecured convertible promissory notes (in dollars)	66,600	1,105,200	0
Discounts on subordinated secured convertible promissory notes (in dollars)	1,416,700	0
Discounts on unsecured convertible promissory notes (in dollars)	$ 82,500	$ 0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	1,874,175	1,871,352	1,867,690
Common stock, shares outstanding	1,874,175	1,871,352	1,867,690